S000091479 [Member] Expense Example - RJ Eagle Vertical Income ETF - RJ Eagle Vertical Income ETF	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 52
Expense Example, with Redemption, 3 Years	$ 164